Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (12,253)	$ (4,187)	$ (5,161)	$ (5,097)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	218	189	253	196
Non-cash interest expense	76	61	88
Accretion of discounts on convertible notes	289	175	258	9
Change in fair value of derivative liability	132	84	71
Change in fair value of grant liability	464	51	100	164
Change in fair value of convertible preferred stock warrant liability	641
Gain on extinguishment of convertible notes	(199)
Amortization of available-for-sale securities	86
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(5,919)	16	(23)	(46)
Accounts payable and accrued expenses	3,004	927	701	291
Operating lease liability	13
Net cash (used in) operating activities	(13,448)	(2,684)	(3,713)	(4,483)
Investing activities
Purchases of available-for-sale securities	(94,281)	(995)	(995)	(5,250)
Maturities of available-for-sale securities		1,745	2,495	7,250
Purchases of property and equipment	(65)
Principal payments received on related party note receivable	36	5	6	7
Net cash (used in) provided by investing activities	(94,310)	755	1,506	2,007
Financing activities
Proceeds from exercise of common stock options and common stock warrants	613	13	72	112
Proceeds from initial public offering, net of issuance costs	187,224
Proceeds from sales of convertible preferred stock and stock warrants, net of issuance costs	81,926			100
Proceeds from issuance of convertible notes, including derivative	1,666	884	884	1,266
Issuance costs of convertible notes	(2)	(5)	(10)	(14)
Proceeds from Paycheck Protection Program loan	215
Repayment of Paycheck Protection Program loan	(215)
Net cash provided by financing activities	271,427	892	946	1,464
Net increase (decrease) in cash and cash equivalents	163,669	(1,037)	(1,261)	(1,012)
Cash and cash equivalents, beginning of year	2,056	3,317	3,317	4,329
Cash and cash equivalents, end of year	165,725	2,280	$ 2,056	$ 3,317
Supplemental disclosures of cash flow information:
Purchases of property and equipment included in accounts payable and accrued liabilities	940
Deferred offering costs included in accounts payable and accrued liabilities	779
Issuance of common stock warrants in connection with Series B convertible preferred stock financing	10,591
Issuance of Series B preferred stock upon conversion of promissory notes	4,515
Recognition of warrant liability in connection with Series B convertible preferred stock financing	364
Derivative liability recorded upon issuance of convertible notes	774	$ 390
Conversion of convertible preferred stock upon closing of initial public offering	92,537
Right-of-use asset obtained in exchange for new operating lease liability	$ 975